BETTER 10K - INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Tax Expense (Benefit)	The components of income (loss) before income tax expense (benefit) are as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
U.S.	$(863,807)	$(301,081)
Foreign	(23,895)	(2,430)
Income (loss) before income tax expense	$(887,702)	$(303,511)

Schedule of Components of Income Taxes
The following table displays the components of the Company’s federal, state and local, and foreign income taxes.

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Current Income Tax Expense (Benefit):
Federal	$(658)	$(6,145)
Foreign	1,815	2,888
State and local	(130)	1,118
Total Current Income Tax Expense (Benefit)	1,027	(2,139)

Deferred Income Tax Expense (Benefit):
Federal	(140,025)	(43,545)
Foreign	(7,287)	(2,556)
State and local	(32,345)	(15,613)
Valuation Allowance	179,730	61,470
Total Deferred Income Tax Expense (Benefit)	73	(244)

Income Tax Expense (Benefit)	$1,100	$(2,383)

Schedule of Effective Tax Rate Reconciliation
The following table displays the difference between the U.S. federal statutory corporate tax rate and the effective tax rate.

	Year Ended December 31,
	2022	2021
US federal statutory corporate tax rate	21.00%	21.00%
State and local tax	2.87%	4.74%
Stock-based compensation	-0.67%	-2.38%
Fair value of warrants	6.30%	-2.25%
Others	0.03%	-0.41%
Foreign tax rate differential	0.10%	—%
R&D tax credit	0.13%	2.25%
Unrecognized tax benefits	0.07%	-0.77%
Interest - Pre-Closing Bridge Notes	-6.47%	-1.32%
Restructuring costs	-3.15%	—%
Change in valuation allowance	-20.33%	-20.08%
Effective Tax Rate	-0.12%	0.78%

Schedule of Deferred Income Tax Assets and Deferred Income Tax Liabilities
The following table displays deferred income tax assets and deferred income tax liabilities:

	As of December 31,
(Amounts in thousands)	2022	2021
Deferred Income Tax Assets
Net operating loss	$244,081	$86,009
Non-qualified stock options	3,624	4,341
Reserves	5,092	4,866
Loan repurchase reserve	12,991	4,656
Restructuring reserve	757	—
Accruals	112	3,447
Deferred revenue	7,688	5,311
Other	3,908	3,326
Total Deferred Income Tax Assets	278,253	111,956
Deferred Income Tax Liabilities
Internal use software	(3,167)	(14,128)
Intangible assets	(547)	(1,259)
Depreciation	(1,775)	(3,193)
Other	—	(251)
Total Deferred Income Tax Liabilities	(5,489)	(18,831)
Net Deferred Tax Asset before Valuation Allowance	272,764	93,125
Less: Valuation Allowance	(272,477)	(92,766)
Deferred Income Tax Assets, Net	$287	$359

Schedule of Reconciliation of Gross Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Unrecognized tax benefits - January 1	$4,070	$1,710
Gross increases - tax positions in prior period	—	—
Gross decreases - tax positions in prior period	(2,717)	(1,080)
Gross increases - tax positions in current period	—	3,440
Settlement	—	—
Lapse of statute of limitations	—	—
Unrecognized tax benefits - December 31	$1,353	$4,070